Summary of Significant Accounting Policies (Details) - Schedule of Table Sets Forth Information	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Apr. 30, 2022
A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Sets Forth Information [Line Items]
Percentage of Total Purchases	34.00%		21.00%	23.00%
B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Sets Forth Information [Line Items]
Percentage of Total Purchases	19.00%	20.00%	20.00%	21.00%
C [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Sets Forth Information [Line Items]
Percentage of Total Purchases	9.00%	14.00%	19.00%	14.00%
D [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Sets Forth Information [Line Items]
Percentage of Total Purchases		18.00%